Retirement plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)	Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2020	Dec 31 2019
Accrued benefit obligations:
Balance, beginning of year	$66,061	$60,618
Current service cost	3,016	2,639
Interest cost on accrued benefit obligations	1,794	2,196
Benefit payments	(2,227)	(7,092)
Actuarial loss	7,120	8,041
Foreign exchange (gain) loss	3,046	(341)
Balance, end of year	78,810	66,061
Fair values of plan assets:
Balance, beginning of year	43,891	40,955
Interest income on assets	1,260	1,396
Contributions	1,182	4,056
Benefit payments	(2,227)	(7,092)
Return on plan assets	1,940	2,500
Foreign exchange gain	912	2,076
Balance, end of year	46,958	43,891
Unfunded status	31,852	22,170
Minimum funding requirement	—	—
Defined benefit obligation, net	$31,852	$22,170

Expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income (loss) for the years ended December 31, 2020 and 2019 is as follows:

For the years ended December 31	2020	2019
Net defined benefit pension plan expense:
Current service cost	$3,016	$2,639
Net interest cost	534	800
Total net defined benefit pension plan expense	$3,550	$3,439

Expense recognized in other comprehensive income
The Company’s current year actuarial losses, recognized in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2020 and 2019, are as follows:

For the years ended December 31	2020	2019
Actuarial loss	$(5,413)	$(4,479)

Disclosure of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2020 and 2019 is as follows:

As at	Dec 31 2020	Dec 31 2019
Equity securities	18%	18%
Debt securities	57%	57%
Cash and other short-term securities	25%	25%
Total	100%	100%